Intangible Assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, net
Amortization of Intangible Assets	$ 21,071	$ 10,920	$ 8,092